Group Balance Sheet - (Unaudited) £ in Millions, € in Billions, $ in Billions	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Jun. 30, 2017 GBP (£)
Non-current assets
Intangible assets	£ 120,006	£ 117,785	£ 12,177
Property, plant and equipment	4,849	4,882	3,636
Investments in associates and joint ventures	1,775	1,577	9,438
Retirement benefit assets	1,200	1,123	615
Deferred tax assets	423	333	468
Trade and other receivables	722	756	758
Investments held at fair value	50	42	44
Derivative financial instruments	539	590	576
Total non-current assets	129,564	127,088	27,712
Current assets
Inventories	6,339	5,864	5,177
Income tax receivable	49	460	71
Trade and other receivables	4,039	4,053	3,833
Investments held at fair value	188	65	26
Derivative financial instruments	193	228	312
Cash and cash equivalents	2,125	3,291	2,019
Total current assets other than assets classified as held for sale	12,933	13,961	11,438
Assets classified as held-for-sale	4	5	36
Total current assets	12,937	13,966	11,474
Total assets	142,501	141,054	39,186
Equity - Capital and reserves
Share capital	614	614	507
Share premium, capital redemption and merger reserves	26,605	26,602	3,933
Other reserves	(2,426)	(3,392)	(111)
Retained earnings	37,608	36,935	3,388
Owners of the parent	62,401	60,759	7,717
Non-controlling interests	218	222	192
Total equity	62,619	60,981	7,909
Non-current liabilities
Borrowings	43,225	44,027	15,085
Retirement benefit liabilities	1,489	1,821	827
Deferred tax liabilities	17,612	17,129	659
Provisions	347	354	395
Trade and other payables	1,059	1,058	1,036
Derivative financial instruments	100	79	79
Total non-current liabilities	63,832	64,468	18,081
Current liabilities
Borrowings	5,287	5,423	5,822
Income tax payable	739	720	622
Provisions	330	399	330
Trade and other payables	9,498	8,908	5,948
Derivative financial instruments	196	155	474
Total current liabilities	16,050	15,605	13,196
Total equity and liabilities	£ 142,501	£ 141,054	£ 39,186